CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY		Sep. 30, 2012 CNY
Cash flows from operating activities:
Consolidated net loss	$ (139,259)	(852,260)		(892,449)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Unrealized loss (gain) from derivative contracts	(2,339)	(14,314)		12,255
Changes in fair value of conversion feature of convertible bonds	6,317	38,662		7,103
Loss from disposal of fixed assets	1,481	9,061		7,133
Gain from disposal of intangible assets	(56)	(342)
Loss on extinguishment of debt				82,713
Amortization of convertible bonds discount	11,500	70,383		70,284
Depreciation and amortization	53,160	325,337		265,923
Amortization of long-term deferred expense	2,795	17,108		16,961
Provision for doubtful debt of other current assets	1,937	11,854
Reversal of provision for an amount due from a related party	(1,304)	(7,980)
Stock compensation expenses	374	2,289		6,001
Write-down of inventories	16,828	102,986		272,125
Deferred tax expense	41,538	254,213		23,268
Warranty provision	5,102	31,226		25,983
Warranty settlements and reversals	(5,558)	(34,018)		(16,646)
Changes in operating assets and liabilities:
Restricted cash	(49,421)	(302,459)		(72,011)
Accounts receivable	(12,216)	(74,760)		(617,918)
Notes receivable	(1,089)	(6,663)		54,779
Inventories	(9,372)	(57,359)		(345,042)
Advance to suppliers and long-term prepayments	5,214	31,907		101,656
Other current assets	19,360	118,480		197,603
Intangible assets	9,261	56,677		(7,104)
Long-term deferred expenses	(83)	(505)		(1,484)
Amount due from related parties	(1,924)	(11,775)		(180,752)
Accounts payable	15,354	93,966		241,458
Notes payable	29,228	178,876		184,456
Accrued expenses and other liabilities	19	117		(12,909)
Amount due to related parties	17,114	104,737		(38,381)
Customer deposits	6,917	42,329		3,449
Net cash provided by (used in) operating activities	20,878	127,773		(611,546)
Cash flows from investing activities:
Acquisition of fixed assets	(53,435)	(327,020)		(526,555)
Disposal of fixed assets	408	2,497
Change in restricted cash	(518)	(3,172)		68,956
Net cash used in investing activities	(53,545)	(327,695)		(457,599)
Cash flows from financing activities:
Proceeds from short-term borrowings	301,402	1,844,579		2,560,545
Repayment of short-term borrowings	(308,519)	(1,888,138)		(2,864,806)
Change in restricted cash	6,269	38,369		56,549
Repurchase of convertible bonds				(299,271)
Proceeds from long-term borrowings	100,975	617,970		1,369,370
Repayment of long-term borrowings	(104,668)	(640,568)		(100,501)
Proceeds from the issuance of long-term notes	102,525	627,450
Arrangement fee for short-term borrowings	(1,085)	(6,642)		(6,373)
Arrangement fee and other related cost for long-term borrowings	(2,327)	(14,237)		(15,759)
Arrangement fee and other related cost for long-term notes	(911)	(5,577)
Net cash provided by financing activities	93,661	573,206		699,754
Net (decrease)/ increase in cash and cash equivalents	60,994	373,284		(369,391)
Cash and cash equivalents at the beginning of period	110,535	676,476	[1]	1,976,555
Cash and cash equivalents at the end of period	171,529	1,049,760		1,607,164
Supplemental disclosure of cash flow information:
Interest paid	21,711	132,873		138,115
Income tax paid (refund)	(7,056)	(43,183)		46,663
Realized gain from derivative contracts	2,351	14,389		20,269
Supplemental schedule of non-cash activities:
Acquisition of fixed assets included in accounts payable, accrued expenses and other liabilities	$ (35,012)	(214,274)		(190,275)

[1]	The consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements included in Annual Report on Form 20-F of Hanwha SolarOne Co., Ltd. for the year ended December 31, 2012.